ASSETS HELD FOR SALE - Narrative (Details)	Mar. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Sep. 26, 2019 USD ($) a
Long Lived Assets Held-for-sale [Line Items]
Total assets held for sale		$ 0	$ 6,328,338
Deposits	$ 420,183	420,183	419,266
Deposit Toward Sale of Silver Springs Properties
Long Lived Assets Held-for-sale [Line Items]
Deposits	$ 400,000	400,000
Disposal Group, Held-for-sale, Not Discontinued Operations
Long Lived Assets Held-for-sale [Line Items]
Total assets held for sale		0	$ 6,328,338
Disposal Group, Held-for-sale, Not Discontinued Operations | SSOF
Long Lived Assets Held-for-sale [Line Items]
Total assets held for sale		$ 10,100,000
Disposal Group, Held-for-sale, Not Discontinued Operations | SSOF | Downtown Silver Springs, LLC Equity Purchase Agreement
Long Lived Assets Held-for-sale [Line Items]
Total assets held for sale				$ 3,600,000
Disposal Group, Held-for-sale, Not Discontinued Operations | SSOF | Industrial, Land And Senior Water Rights
Long Lived Assets Held-for-sale [Line Items]
Area of land | a				98
Disposal Group, Held-for-sale, Not Discontinued Operations | SSOF | 98 Acres | Downtown Silver Springs, LLC Equity Purchase Agreement
Long Lived Assets Held-for-sale [Line Items]
Total assets held for sale				$ 6,500,000
Disposal Group, Held-for-sale, Not Discontinued Operations | SSOF | Commercial Land
Long Lived Assets Held-for-sale [Line Items]
Area of land | a				160